Organization and Basis of Presentation (Details) $ in Millions	Dec. 31, 2018 USD ($)
Accounting Policies [Abstract]
2018	$ 4.5
2019	3.7
2020	2.8
2021	2.1
2022	1.3
Total	$ 14.4